Commitment	12 Months Ended
Mar. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENT

NOTE 20 – COMMITMENT

The following table sets forth the Company’s operating lease commitment as of March 31, 2021:

Office Rental	For the year ended March 31,
2022	$76,376
2023	76,376
2024	76,376
2025	76,376
2026	76,376
Thereafter	133,658
Total	$515,538

From time to time, the Company is involved in various legal proceedings, claims and other disputes arising from commercial operations, employees, and other matters which, in general, are subject to uncertainties and in which the outcomes are not predictable. The Company determines whether an estimated loss from a contingency should be accrued by assessing whether a loss is deemed probable and can be reasonably estimated. Although the Company can give no assurances about the resolution of pending claims, litigation or other disputes and the effect such outcomes may have on the Company, the Company believes that any ultimate liability resulting from the outcome of such proceedings to the extent not otherwise provided or covered by insurance, will not have a material adverse effect on our consolidated financial position or results of operations or liquidity. As of March 31, 2021 and 2020, the Company had no pending legal proceedings.